Financing Receivables	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
FINANCING RECEIVABLES	FINANCING RECEIVABLES
Receivables with contractual maturities of greater than one year are considered financing receivables. The following table presents financing receivables by country as of the dates indicated (in millions).

	December 31, 2022			December 31, 2021
	Gross Receivable	Allowance	Net Receivable	Gross Receivable	Allowance	Net Receivable
Chile	$239	$—	$239	$17	$—	$17
U.S.	46	—	46	—	—	—
Argentina	5	—	5	11	1	10
Other	13	—	13	30	—	30
Total	$303	$—	$303	$58	$1	$57
Chile — AES Andes has recorded receivables pertaining to revenues recognized on regulated energy contracts that were impacted by the Stabilization Funds created by the Chilean government in October 2019 and August 2022, in conjunction with the Tariff Stabilization Laws. Historically, the government updated the prices for these contracts every six months to reflect the contracts' indexation to exchange rates and commodities prices. The Tariff Stabilization Laws do not allow the pass-through of these contractual indexation updates to customers beyond the pricing in effect at July 1, 2019, until new lower-cost renewable contracts are incorporated to supply regulated contracts. Consequently, costs incurred in excess of the July 1, 2019 price are accumulated and borne by generators. Through different programs, AES Andes aims to reduce its exposure and has already sold a significant portion of the receivables accumulated as of December 31, 2021.
As of December 31, 2022, $26 million of current receivables and $227 million of noncurrent receivables were recorded in Accounts receivable and Other noncurrent assets, respectively, pertaining to the Stabilization Funds. Additionally, $12 million of payment deferrals granted to mining customers as part of our green blend agreements were recorded as financing receivables included in Other noncurrent assets at December 31, 2022.
U.S. — AES has recorded a non-current receivable in connection with future premium payments on a heat rate call option entered into on behalf of the Southland Energy CCGT units. The premium payments are expected to be received in 2024.
Argentina — Collection of the principal and interest on these receivables is subject to various business risks and uncertainties, including, but not limited to, the continued operation of power plants which generate cash for payments of these receivables, regulatory changes that could impact the timing and amount of collections, and economic conditions in Argentina. The Company monitors these risks, including the credit ratings of the Argentine government, on a quarterly basis to assess the collectability of these receivables. The Company accrues interest on these receivables once the recognition criteria have been met. The Company's collection estimates are based on assumptions that it believes to be reasonable, but are inherently uncertain. Actual future cash flows could differ from these estimates.
As a result of energy market reforms in 2004 and 2010, AES Argentina entered into three agreements with the Argentine government, referred to as the FONINVEMEM Agreements, to contribute a portion of their accounts receivable into a fund for financing the construction of combined cycle and gas-fired plants. These receivables accrue interest and are collected in monthly installments over 10 years once the related plant begins operations.
The FONINVEMEM receivables are denominated in Argentine pesos, but indexed to USD, which represents a foreign currency derivative. Due to differences between spot rates, used to remeasure the receivables, and discounted forward rates, used to value the foreign currency derivative, these two items will not perfectly offset over the life of the receivable. Once settled, the foreign currency derivative will offset the accumulated unrealized foreign currency losses resulting from the devaluation of the FONINVEMEM receivable. As of December 31, 2022 and 2021, the amount of the foreign currency-related derivative assets associated with the FONINVEMEM financing receivables that were excluded from the table above had a fair value of $64 million and $108 million, respectively.
The receivables under the FONINVEMEM Agreements have been actively collected since the related plants commenced operations in 2010 and 2016. In assessing the collectability of the receivables under these agreements, the Company also considers historic collection evidence in accordance with the agreements.